Consolidated Statements Of Changes In Stockholders' Equity (Parenthetical) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 shares
Issuance of stock based incentive plan, shares	73,738	31,827
Treasury stock, shares, acquired	1,705	3,535
Preferred Stock [Member]
Issuance of shares from private placement	12,337
Offering expenses | $	$ 805
Common Stock [Member]
Issuance of shares from private placement	849,615
Offering expenses | $	$ 554